Investment and Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value measured on a recurring basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Marketable securities
Total assets at fair value	$ 179,681	$ 77,200
Common Stocks [Member]
Marketable securities
Total assets at fair value	102,481	236,615
Common Stocks One [Member]
Marketable securities
Total assets at fair value	77,200	313,815
Level 1 [Member]
Marketable securities
Total assets at fair value	10,202
Level 1 [Member] | Common Stocks [Member]
Marketable securities
Total assets at fair value	10,202	23,527
Level 1 [Member] | Common Stocks One [Member]
Marketable securities
Total assets at fair value		23,527
Level 2 [Member]
Marketable securities
Total assets at fair value	92,279
Level 2 [Member] | Common Stocks [Member]
Marketable securities
Total assets at fair value	92,279	213,088
Level 2 [Member] | Common Stocks One [Member]
Marketable securities
Total assets at fair value		213,088
Level 3 [Member]
Marketable securities
Total assets at fair value	77,200	77,200
Level 3 [Member] | Common Stocks [Member]
Marketable securities
Total assets at fair value
Level 3 [Member] | Common Stocks One [Member]
Marketable securities
Total assets at fair value	$ 77,200	$ 77,200